ACQUISITION AND DISPOSAL OF BUSINESSES	12 Months Ended
Dec. 31, 2011
ACQUISITION AND DISPOSAL OF BUSINESSES
3.	ACQUISITION AND DISPOSAL OF BUSINESSES

(a) Disposal of IRCA (Pty) Limited

On March 28, 2009, Gold Fields Limited, or Gold Fields, or the Company, disposed of its assets in IRCA (Pty) Limited, or IRCA, for a total cash consideration of $5.0 million, realizing a loss of $0.3 million, which was included in loss on sale of subsidiaries in the consolidated statement of operations in fiscal 2009.

(b) Sale of Essakane project

On October 11, 2007, Gold Fields reached an agreement to sell its 60% stake in the Essakane exploration project located in Burkina Faso to Orezone Gold Corporation, or Orezone, for a minimum total consideration of $200 million. The transaction closed on November 26, 2007. Orezone paid Gold Fields $152 million in cash and issued 41,666,667 common shares having an aggregate subscription price of $48 million to its wholly-owned subsidiary, Gold Fields Essakane (BVI) Limited.

Following the disposal, Gold Fields owned 41,666,667 common shares of Orezone, representing 12.2% of Orezone’s issued and outstanding common shares. During fiscal year ended June 30, 2009, Gold Fields exchanged the Orezone shares for approximately 3.3 million shares of IAMGold Limited as a result of the acquisition of all Orezone shares by IAMGold. Gold Fields subsequently disposed of the IAMGold shares for a cash consideration of $33.4 million in fiscal year ended June 30, 2009, realizing a profit of $7.2 million.

(c) Far South East Project

On March 22, 2012, Gold Fields exercised its 40% option in the gold-copper Far Southeast Project, or FSE, in the Philippines after making a $110 million payment. On September 20, 2010 Gold Fields entered into two option agreements with Lepanto the 60% owner of FSE, and Liberty the 40% owner of FSE, granting Gold Fields an option to acquire a 60% interest in FSE for a total consideration of $340-million.

After paying option fees of $10.0 million and making two down-payments of $44 million and $66 million in September 2010 and September 2011 respectively, Gold Fields brought forward half of the remaining $220 million payment to acquire Liberty’s 40% interest in FSE. Gold Fields continues to hold its option to acquire an additional 20% stake in FSE from Lepanto for a further US$110 million, which, if exercised, would increase its total interest in FSE to 60%.

The Liberty and Lepanto options were initially granted to Gold Fields for the later of 18 months from signature in September 2010 or the date of receiving a Financial or Technical Assistance Agreement, or FTAA, for the project. A FTAA licence allows a foreign corporation to control a majority interest in a Philippine mining project. Notwithstanding this provision, Gold Fields has the discretion to exercise either option prior to the FTAA being granted. The FTAA application for the FSE project was filed in November 2011 and based on the date of the filing Gold Fields expects it could be granted in the second half of 2012. Gold Fields also expects to have a maiden resource statement for FSE and commence a pre-feasibility study later this year. See “—Growth & International Projects—International Projects—Far Southeast Scoping Study”.

(d) The Mankayan Project

On October 4, 2011, Gold Fields entered into an option agreement with Bezant Resources PLC (Bezant), or Bezant, to acquire the entire issued share capital of Asean Copper Investments Limited, or Asean, which is incorporated in the British Virgin Islands, a wholly owned subsidiary of Bezant. Asean holds Bezant’s entire interest in the Guinaoang porphyry copper-gold deposit (the Mankayan project) located on Luzon Island in the Philippines.

Gold Fields paid an upfront non-refundable option fee of $7.0 million and was granted the option to acquire the entire issued share capital of Asean for $63.0 million. The option can be exercised from the date upon which it is granted until expiry on January 31, 2013. The Mankayan project is located approximately four kilometers east of the FSE deposit.

(e) Ghana Operations

On June 22, 2011, Gold Fields acquired the 18.9% minority stake of IAMGold Corporation, or IAMGold, in the Tarkwa and Damang gold mines in Ghana, for a cash consideration of U.S.$667 million, increasing Gold Fields’ interest in each of the Tarkwa and Damang gold mines from 71.1% to 90.0%, the remaining 10.0% interest being held by the government of Ghana.

(f) Peru Operations

On March 22, 2011, Gold Fields Corona (BVI) Limited, a wholly owned subsidiary of Gold Fields made a voluntary purchase offer to acquire the outstanding common voting shares and investment shares of Gold Fields La Cima S.A.A., or La Cima, that were not already owned. The offer closed on April 15, 2011. With the closing of the offer and with further purchases of shares after that date, Gold Fields’ effective economic shareholding in La Cima increased to 98.5% from 80.7% for a total cash consideration of U.S.$382 million. La Cima holds the Cerro Corona mine in Peru.